SUBSEQUENT EVENTS (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands						3 Months Ended	12 Months Ended
	Jun. 30, 2025 CAD ($)	Mar. 19, 2024 shares	Aug. 04, 2023 CAD ($) shares	Aug. 04, 2023 USD ($) $ / shares shares	May 30, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares
Common shares
Disclosure of non-adjusting events after reporting period [line items]
At-the-market offering - net of share issuance costs (in shares) | shares		9,179,927	638,545	638,545	66,812				898,434	898,434
Share price (in USD per share) | (per share)				$ 12.92			$ 13.62	$ 9.52	$ 17.29	$ 12.82
Proceeds from issue of ordinary shares			$ 11,018	$ 8,250			$ 21,924	$ 15,322	$ 15,532	$ 11,518
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Maximum affiliate ownership percentage	4.99%
Major ordinary share transactions | Convertible Debentures
Disclosure of non-adjusting events after reporting period [line items]
Debt instruments issued	$ 500,000
Debt instrument, term	2 years
Debt instrument, guaranteed interest payable	11.00%
Debt instrument, annual interest rate	5.50%
Debt instrument, default rate	18.00%
Threshold percentage of stock price trigger	130.00%
Threshold trading days	5 days
Prepayment premium, if paid year one	5.00%
Prepayment premium, if paid year two	3.00%
Major ordinary share transactions | Convertible Debenture Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Debt instruments issued	$ 50,000
Major ordinary share transactions | Common shares
Disclosure of non-adjusting events after reporting period [line items]
At-the-market offering - net of share issuance costs (in shares) | shares						1,422,423
Share price (in USD per share) | $ / shares						$ 7.36
Proceeds from issue of ordinary shares						$ 10,465